March 1, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: VANGUARD STAR FUNDS (THE “TRUST”)
FILE NO. 2-88373
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Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 this letter serves as certification that the
Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc.

cc: Lisa N. Larkin
U. S. Securities and Exchange Commission